Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 13,102,546	$ 13,037,192
Charge for the year	2,995,067	1,068,535	$ 938,005
Property, plant and equipment at end of period	5,777,794	13,102,546	13,037,192
Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	38,153,815	20,409,341
Additions	541,916	5,781,689
Additions from acquisition (note 34(C))		14,632,568
Disposals	(8,312,548)	(509,459)
Written off	(5,190,735)	(1,642,971)
Exchange differences	939,282	(517,353)
Property, plant and equipment at end of period	26,131,730	38,153,815	20,409,341
Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(25,051,269)	(7,372,149)
Additions from acquisition (note 34(C))		8,983,386
Charge for the year	5,879,813	5,986,888
Written back on disposal	(6,156,327)	(386,545)
Written off	(4,859,614)	(1,374,745)
Impairment loss (note 7(a)(iv))		4,447,610
Exchange differences	438,795	22,526
Property, plant and equipment at end of period	(20,353,936)	(25,051,269)	(7,372,149)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,751,118	5,314,425
Property, plant and equipment at end of period	2,055,745	5,751,118	5,314,425
Right-of-use assets | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,070,080	8,833,201
Additions	196,626	833,538
Additions from acquisition (note 34(C))		4,623,601
Disposals	(2,060,684)	0
Written off	(1,938,394)	(40,080)
Exchange differences	847,132	(180,180)
Property, plant and equipment at end of period	11,114,760	14,070,080	8,833,201
Right-of-use assets | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(8,318,962)	(3,518,776)
Additions from acquisition (note 34(C))		2,720,997
Charge for the year	2,786,456	2,087,167
Written back on disposal	(370,606)	0
Written off	(1,938,394)	(34,068)
Impairment loss (note 7(a)(iv))		0
Exchange differences	262,597	26,090
Property, plant and equipment at end of period	(9,059,015)	(8,318,962)	(3,518,776)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,479,519	2,439,265
Property, plant and equipment at end of period	1,052,612	2,479,519	2,439,265
Leasehold improvements | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,476,367	3,898,422
Additions	53,521	598,672
Additions from acquisition (note 34(C))		3,102,189
Disposals	(1,158,623)	(30,492)
Written off	(850,863)	0
Exchange differences	356,124	(92,424)
Property, plant and equipment at end of period	5,876,526	7,476,367	3,898,422
Leasehold improvements | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,996,848)	(1,459,157)
Additions from acquisition (note 34(C))		2,199,166
Charge for the year	1,282,641	1,088,119
Written back on disposal	(1,122,738)	(24,776)
Written off	(575,599)	0
Impairment loss (note 7(a)(iv))		297,061
Exchange differences	242,762	(21,879)
Property, plant and equipment at end of period	(4,823,914)	(4,996,848)	(1,459,157)
Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,494	22,048
Property, plant and equipment at end of period	30,328	14,494	22,048
Fixtures and furniture | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	36,874	39,974
Additions	5,809	569
Additions from acquisition (note 34(C))		0
Disposals	(27,548)	0
Written off	(4,443)	0
Exchange differences	34,363	(3,669)
Property, plant and equipment at end of period	45,055	36,874	39,974
Fixtures and furniture | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(22,380)	(17,926)
Additions from acquisition (note 34(C))		0
Charge for the year	7,981	10,582
Written back on disposal	(26,351)	0
Written off	(4,443)	0
Impairment loss (note 7(a)(iv))		0
Exchange differences	15,160	(6,128)
Property, plant and equipment at end of period	(14,727)	(22,380)	(17,926)
Office equipment, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,511,195	3,651,416
Property, plant and equipment at end of period	2,557,368	4,511,195	3,651,416
Office equipment, carried at depreciated cost | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	15,686,654	5,582,338
Additions	285,615	4,160,369
Additions from acquisition (note 34(C))		6,898,517
Disposals	(4,926,398)	(357,127)
Written off	(1,863,592)	(438,530)
Exchange differences	(313,508)	(158,913)
Property, plant and equipment at end of period	8,868,771	15,686,654	5,582,338
Office equipment, carried at depreciated cost | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,175,459)	(1,930,922)
Additions from acquisition (note 34(C))		4,058,977
Charge for the year	1,681,221	2,287,110
Written back on disposal	(4,539,440)	(285,044)
Written off	(1,915,113)	(176,672)
Impairment loss (note 7(a)(iv))		3,308,559
Exchange differences	(90,724)	51,607
Property, plant and equipment at end of period	(6,311,403)	(11,175,459)	(1,930,922)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	197,437	287,059
Property, plant and equipment at end of period	79,149	197,437	287,059
Computer equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	518,727	439,543
Additions	345	188,541
Additions from acquisition (note 34(C))		0
Disposals	(81,844)	(65,993)
Written off	(221,395)	(6,320)
Exchange differences	2,667	(37,044)
Property, plant and equipment at end of period	218,500	518,727	439,543
Computer equipment | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(321,290)	(152,484)
Additions from acquisition (note 34(C))		0
Charge for the year	70,432	127,052
Written back on disposal	(49,500)	(41,151)
Written off	(204,433)	(5,964)
Impairment loss (note 7(a)(iv))		102,776
Exchange differences	1,562	(13,907)
Property, plant and equipment at end of period	(139,351)	(321,290)	(152,484)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	148,783	329,538
Property, plant and equipment at end of period	2,592	148,783	329,538
Motor vehicles | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	365,113	453,182
Additions	0	0
Additions from acquisition (note 34(C))		8,261
Disposals	(57,451)	(55,847)
Written off	(312,048)	0
Exchange differences	12,504	(40,483)
Property, plant and equipment at end of period	8,118	365,113	453,182
Motor vehicles | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(216,330)	(123,644)
Additions from acquisition (note 34(C))		4,246
Charge for the year	51,082	136,524
Written back on disposal	(47,692)	(35,574)
Written off	(221,632)	0
Impairment loss (note 7(a)(iv))		0
Exchange differences	7,438	(12,510)
Property, plant and equipment at end of period	(5,526)	(216,330)	(123,644)
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	993,441
Property, plant and equipment at end of period	0	0	993,441
Manufacturing equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	1,162,681
Additions	0	0
Additions from acquisition (note 34(C))		0
Disposals	0	0
Written off	0	(1,158,041)
Exchange differences	0	(4,640)
Property, plant and equipment at end of period	0	0	1,162,681
Manufacturing equipment | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	(169,240)
Additions from acquisition (note 34(C))		0
Charge for the year	0	250,334
Written back on disposal	0	0
Written off	0	(1,158,041)
Impairment loss (note 7(a)(iv))		739,214
Exchange differences	0	(747)
Property, plant and equipment at end of period	$ 0	$ 0	$ (169,240)